Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (977)	$ 806	$ 2,233
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	463	448	493
Depreciation of right-of-use assets	62	27	60
Impairment of estimated credit losses	246
Reverse of impairment of estimated credit losses	(39)
Impairment of property and equipment	716	294
Gain from disposal of property and equipment	(7)	(1)
Change in operating assets and liabilities:
Accounts receivable	290	250	(871)
Inventories	43	(39)	(43)
Accounts payable and accrued liabilities	159	86	663
Amount due to related parties	409
Repayment of operating lease liabilities	(56)	(18)	(50)
Income tax payable	(309)	(214)	452
Net cash provided by operating activities	1,000	1,657	2,987
Cash flows from investing activities:
Purchase of property and equipment	(81)	(46)	(926)
Proceed from disposal of property and equipment	43
Net cash used in investing activities	(38)	(46)	(926)
Cash flows from financing activities:
Repayment of bank borrowings	(373)	(365)	(354)
Dividend paid	(666)	(1,586)	(2,049)
Repayment of finance lease liabilities	(42)	(18)	(50)
Net cash used in financing activities	(1,081)	(1,969)	(2,453)
Effect on exchange rate change on cash and cash equivalents	(148)	28	(68)
Net change in cash and cash equivalent	(267)	(330)	(460)
BEGINNING OF YEAR	457	787	1,247
END OF YEAR	190	457	787
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid (refund) for income taxes	308	531	(40)
Cash paid for interest	$ 41	$ 47	$ 55